Note 18 - Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Current income tax expense	$ 3,746	$ 5,295	$ 6,042
Deferred tax expense	14,523	5,743	2,191
Income tax expense	18,269	11,038	8,233
CANADA
Current income tax expense	1,875	1,020	3,037
Deferred tax expense	7,047	5,008	2,531
UNITED STATES
Current income tax expense	(3,050)	3,496	1,298
Deferred tax expense	9,537	1,390	67
Other Countries [Member]
Current income tax expense	4,921	779	1,707
Deferred tax expense	$ (2,061)	$ (655)	$ (407)